Balance Sheet Components (Tables) - The Arena Group Holdings Inc [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Schedule of Allowance For Doubtful Accounts

	Nine Months Ended September 30, 2023 (unaudited)	Year Ended December 31, 2022
Allowance for doubtful accounts beginning of year	$2,236	$1,578
Additions	217	980
Deductions – write-offs	(1,514)	(322)
Allowance for doubtful accounts end of period	$939	$2,236

Schedule of Prepayments and Other Current Assets

Prepayments and other current assets – Prepayments and other current assets are summarized as follows:

	As of
	September 30, 2023 (unaudited)	December 31, 2022
Prepaid expenses	$2,891	$2,321
Prepaid supplies	1,101	927
Refundable income and franchise taxes	157	957
Unamortized debt costs	216	216
Employee retention credits	2,468	-
Other receivables	73	20
Total prepayments and other current assets	$6,906	$4,441

Prepayments and other current assets are summarized as follows:

	As of December 31,
	2022	2021
Prepaid expenses	$2,321	$2,978
Prepaid supplies	927	487
Prepaid software license	-	129
Refundable income and franchise taxes	957	745
Unamortized debt costs	216	-
Other receivables	20	409
Total prepayments and other current assets	$4,441	$4,748

Schedule of Property and Equipment

Property and Equipment – Property and equipment are summarized as follows:

	As of
	September 30, 2023 (unaudited)	December 31, 2022
Office equipment and computers	$1,777	$1,744
Furniture and fixtures	133	240
	1,910	1,984
Less accumulated depreciation and amortization	(1,506)	(1,249)
Net property and equipment	$404	$735

Property and equipment are summarized as follows:

	As of December 31,
	2022	2021
Office equipment and computers	$1,744	$1,345
Furniture and fixtures	240	1
	1,984	1,346
Less accumulated depreciation and amortization	(1,249)	(710)
Net property and equipment	$735	$636

Summary of Platform Development Costs

Platform Development – Platform development costs are summarized as follows:

	As of
	September 30, 2023 (unaudited)	December 31, 2022
Platform development	$25,017	$21,493
Less accumulated amortization	(15,752)	(11,163)
Net platform development	$9,265	$10,330

Platform development costs are summarized as follows:

	As of December 31,
	2022	2021
Platform development	$21,493	$21,997
Less accumulated amortization	(11,163)	(12,698)
Net platform development	$10,330	$9,299

Summary of Platform Development Cost Activity

A summary of platform development activity for the nine months ended September 30, 2023 is as follows:

Platform development beginning of period	$21,493
Payroll-based costs capitalized	2,967
Less dispositions	(164)
Total capitalized costs	24,296
Stock-based compensation	785
Impairments	(64)
Platform development end of period	$25,017

A summary of platform development activity is as follows:

	As of December 31,
	2022	2021
Platform development beginning of year	$21,997	$16,029
Payroll-based costs capitalized	5,179	4,819
Less dispositions	(7,357)	(460)
Total capitalized payroll-based costs	19,819	20,388
Stock-based compensation	1,884	2,045
Impairments	(210)	(436)
Platform development end of year	$21,493	$21,997

Schedule of Intangible Assets Subjects to Amortization

Intangible Assets – Intangible assets subject to amortization consisted of the following:

	As of September 30, 2023 (unaudited)			As of December 31, 2022
	Carrying Amount	Accumulated Amortization	Net Carrying Amount	Carrying Amount	Accumulated Amortization	Net Carrying Amount
Developed technology	$17,333	$(17,012)	$321	$17,333	$(14,883)	$2,450
Trade name	5,380	(1,490)	3,890	5,380	(1,180)	4,200
Brand name	12,774	(2,007)	10,767	12,115	(908)	11,207
Subscriber relationships	73,459	(58,028)	15,431	73,459	(47,146)	26,313
Advertiser relationships	15,965	(2,583)	13,382	15,302	(1,368)	13,934
Database	2,397	(2,066)	331	2,397	(1,753)	644
Digital content	355	(266)	89	355	(133)	222
Total intangible assets	$127,663	$(83,452)	$44,211	$126,341	$(67,371)	$58,970

Intangible assets subject to amortization consisted of the following:

	Weighted Average	As of December 31, 2022			As of December 31, 2021
	Useful Life (in years)	Carrying Amount	Accumulated Amortization	Net Carrying Amount	Carrying Amount	Accumulated Amortization	Net Carrying Amount
Developed technology	5.0	$17,333	$(14,883)	$2,450	$17,579	$(11,465)	$6,114
Trade name	16.0	5,380	(1,180)	4,200	3,328	(782)	2,546
Brand name	9.5	12,115	(908)	11,207	5,175	(298)	4,877
Subscriber relationships	5.1	73,459	(47,146)	26,313	73,459	(32,623)	40,836
Advertiser relationships	9.8	15,302	(1,368)	13,934	2,240	(570)	1,670
Database	3.0	2,397	(1,753)	644	2,397	(1,104)	1,293
Digital content	2.0	355	(133)	222	-	-	-
Subtotal amortizable intangible assets		126,341	(67,371)	58,970	104,178	(46,842)	57,336
Website domain name		-	-	-	20	-	20
Total intangible assets		$126,341	$(67,371)	$58,970	$104,198	$(46,842)	$57,356